PL Real Estate Fund
PL Real Estate Fund
Investment goal
This fund seeks current income and long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Real Estate Fund Class P
Management Fee		0.90%
Other Expenses		0.28%
Total Annual Fund Operating Expenses		1.18%
Expense Reimbursement	[1][2]	(0.13%)
Total Annual Fund Operating Expenses	[3]	1.05%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[2]	Less
[3]	After Expense Reimbursement

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PL Real Estate Fund Class P
1 year	107
3 years	334
5 years	609
10 years	1,395

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption (USD $)	PL Real Estate Fund Class P
1 year	107
3 years	334
5 years	609
10 years	1,395

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the fund’s turnover rate was 23.69% of the average value of the fund.
Principal investment strategies
Under normal circumstances, this fund invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The fund invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The fund focuses on REITs, as well as real estate operating companies (REOCs), that invest in a variety of property types and regions, which may include office and industrial buildings, apartments, manufactured homes and hotels. REITs and REOCs invest primarily in properties that produce income and in real estate interests or loans. The fund may invest in small-, mid- and large-capitalization companies.

When selecting securities, the manager uses a “bottom-up” process that is based upon the manager’s internal proprietary net asset value models which analyze/evaluate certain factors in an effort to select individual securities which will provide the best overall real estate value. The “top-down” process seeks diversified exposure to all major asset classes in the real estate and related industries with a focus on property markets that offer the best relative value.

The manager may sell a holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

The fund is a “non-diversified” fund.
Principal risks
As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment goal, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Industry Concentration Risk: Concentrating investments in a single industry or group of related industries makes the fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of related industries. Because the fund has a policy to concentrate its investments in securities of issuers of real estate investment trusts and industries related to real estate, the fund may perform poorly during a downturn in those industries.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Non-Diversification Risk: The fund is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Real Estate Risk: Adverse changes in the real estate markets and risks associated with the ownership of real estate, such as fluctuations in property value; property damage or destruction; tenant or borrower default; taxes; and other economic, political or regulatory events may affect the value of the investments in real estate investment trusts (REITs) and real estate operating companies (REOCs).
  Redemption Risk: Because the fund may serve as an Underlying Fund of the PL Portfolio Optimization Funds and thus a significant percentage of its outstanding shares may be held by the PL Portfolio Optimization Funds, a change in asset allocation by a PL Portfolio Optimization Fund could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Fund performance
The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance. The table below compares fund performance to two indexes. The S&P 500 Index has been added to compare performance of the fund against a large portion of the U.S. equities market.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Year by year total return (%) as of December 31 each year

Returns for the period 1/1/12 through 3/31/12: 11.42% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 30.67%; Q4 2008: -37.93%
Average annual total return as of December 31, 2011
Average Annual Total Returns PL Real Estate Fund	1 year	5 years	Since Inception
Return before taxes Class P	5.36%	(1.98%)	5.20%
Return after taxes on distributions Class P	5.13%	(2.62%)	4.41%
Return after taxes on distributions and sale of shares Class P	3.51%	(1.94%)	4.21%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.64%
FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)	8.29%	(1.42%)	5.04%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.